Derivative instruments (Detail 3) - USD ($) $ in Millions		Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Jan. 01, 2017
Credit Derivatives [Line Items]
PRV		$ 126,210	[1],[2],[3],[4]	$ 121,285	$ 121,285	[1],[2],[3],[4]	$ 155,642
NRV		125,723	[1],[2],[4],[5],[6]	119,196	119,137	[1],[2],[4],[5],[6]	151,121
Credit derivative contracts
Credit Derivatives [Line Items]
PRV	[1],[3],[4]	1,900			2,900
NRV	[1],[4],[6]	2,700			3,900
Protection bought
Credit Derivatives [Line Items]
PRV		1,100			800
NRV		1,600			3,000
Notional values		81,300			104,500
Protection bought | Broker-dealers
Credit Derivatives [Line Items]
PRV		200			200
NRV		100			200
Notional values		13,000			16,600
Protection bought | Banks
Credit Derivatives [Line Items]
PRV		400			300
NRV		400			800
Notional values		29,200			38,000
Protection bought | Central clearing counterparties
Credit Derivatives [Line Items]
PRV		200			100
NRV		400			1,100
Notional values		31,900			42,500
Protection bought | Other
Credit Derivatives [Line Items]
PRV		300			300
NRV		700			900
Notional values		7,200			7,400
Protection sold
Credit Derivatives [Line Items]
PRV		800			2,100
NRV		1,200			900
Notional values		71,400			91,700
Protection sold | Broker-dealers
Credit Derivatives [Line Items]
PRV		100			200
NRV		200			100
Notional values		11,500			12,600
Protection sold | Banks
Credit Derivatives [Line Items]
PRV		300			600
NRV		500			400
Notional values		25,600			32,400
Protection sold | Central clearing counterparties
Credit Derivatives [Line Items]
PRV		400			1,000
NRV		300			100
Notional values		30,800			41,600
Protection sold | Other
Credit Derivatives [Line Items]
PRV		0			300
NRV		300			200
Notional values		3,500			5,000
UBS AG
Credit Derivatives [Line Items]
PRV		126,212	[1],[2],[3],[4]	121,286	121,286	[1],[2],[3],[4]	155,642
NRV		125,723	[1],[2],[4],[5],[6]	$ 119,197	119,138	[1],[2],[4],[5],[6]	$ 151,121
UBS AG | Credit derivative contracts
Credit Derivatives [Line Items]
PRV	[1],[3],[4]	1,900			2,900
NRV	[1],[4],[6]	2,700			3,900
UBS AG | Protection bought
Credit Derivatives [Line Items]
PRV		1,100			800
NRV		1,600			3,000
Notional values		81,300			104,500
UBS AG | Protection bought | Broker-dealers
Credit Derivatives [Line Items]
PRV		200			200
NRV		100			200
Notional values		13,000			16,600
UBS AG | Protection bought | Banks
Credit Derivatives [Line Items]
PRV		400			300
NRV		400			800
Notional values		29,200			38,000
UBS AG | Protection bought | Central clearing counterparties
Credit Derivatives [Line Items]
PRV		200			100
NRV		400			1,100
Notional values		31,900			42,500
UBS AG | Protection bought | Other
Credit Derivatives [Line Items]
PRV		300			300
NRV		700			900
Notional values		7,200			7,400
UBS AG | Protection sold
Credit Derivatives [Line Items]
PRV		800			2,100
NRV		1,200			900
Notional values		71,400			91,700
UBS AG | Protection sold | Broker-dealers
Credit Derivatives [Line Items]
PRV		100			200
NRV		200			100
Notional values		11,500			12,600
UBS AG | Protection sold | Banks
Credit Derivatives [Line Items]
PRV		300			600
NRV		500			400
Notional values		25,600			32,400
UBS AG | Protection sold | Central clearing counterparties
Credit Derivatives [Line Items]
PRV		400			1,000
NRV		300			100
Notional values		30,800			41,600
UBS AG | Protection sold | Other
Credit Derivatives [Line Items]
PRV		0			300
NRV		300			200
Notional values		$ 3,500			$ 5,000

[1]
Derivative financial liabilities as of 31 December 2018 include USD 0.0 billion related to derivative loan commitments (31 December 2017: USD 0.0 billion). No notional amounts related to these commitments are included in this table, but they are disclosed within Note 34 under Loan commitments

[2]
Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 25 for more information on netting arrangements.

[3]	PRV: positive replacement value.
[4]
Upon adoption of IFRS 9 on 1 January 2018, certain forward starting repurchase and reverse repurchase agreements have been classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 31 December 2018. No notional amounts related to these instruments are included in this table, but they are disclosed within Note 34 under Forward starting transactions.

[5]
Carrying value is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out. Refer to Note 28 for undiscounted cash flows of derivatives designated in hedge accounting relationships.

[6]	NRV: negative replacement value.